Financing Liability (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Financing Liability

The financing liabilities, net of debt discount, is summarized as follows:

	Successor	Predecessor
	As of	As of
	December 31,	December 31,
	2018	2017

Financing liability	$61,324	$55,158
Debt discount	(77)	(883)
Financing liability, net of debt discount	61,247	54,275
Less: current portion	714	595
Financing liability, non-current portion	$60,533	$53,680

Schedule of Future Minimum Payments of Sale Leaseback Transactions

The future minimum payments required by the arrangements are as follows:

			Total
Years ending December 31,	Principal	Interest	Payment
2019	$714	$4,488	$5,202
2020	878	4,430	5,308
2021	1,055	4,360	5,415
2022	1,247	4,277	5,524
2023	1,455	4,178	5,633
Thereafter	43,194	35,533	78,727
	$48,543	$57,266	$105,809